Inventories (Tables)	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Major Classes of Inventories
The major classes of inventories were as follows:

	December 31,
	2016	2015
	(In thousands)
Raw materials	$90,019	$92,929
Work-in-process	25,166	27,730
Finished goods	99,784	97,814
Gross inventories	214,969	218,473
Excess and obsolete reserves	(24,561)	(22,531)
Net inventories	$190,408	$195,942